LEASE LIABILITIES AND RIGHT OF USE ASSETS - Carried value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right of use assets
Balance at Beginning of period	$ 3,697
Balance at End of period	3,147	$ 3,697
Buildings [member]
Right of use assets
Balance at Beginning of period	3,617
Balance at End of period	3,139	3,617
Vehicles [Member]
Right of use assets
Balance at Beginning of period	80
Balance at End of period	8	80
Cost
Right of use assets
Balance at Beginning of period	4,957	3,656
Additions	670	1,926
Disposals	(251)	(625)
Balance at End of period	5,376	4,957
Cost | Buildings [member]
Right of use assets
Balance at Beginning of period	4,743	3,445
Additions	670	1,923
Disposals	(119)	(625)
Balance at End of period	5,294	4,743
Cost | Vehicles [Member]
Right of use assets
Balance at Beginning of period	214	211
Additions		3
Disposals	(132)
Balance at End of period	82	214
Depreciation
Right of use assets
Balance at Beginning of period	(1,260)	(865)
Additions	(1,217)	(1,020)
Disposals	248	625
Balance at End of period	(2,229)	(1,260)
Depreciation | Buildings [member]
Right of use assets
Balance at Beginning of period	(1,126)	(798)
Additions	(1,148)	(953)
Disposals	119	625
Balance at End of period	(2,155)	(1,126)
Depreciation | Vehicles [Member]
Right of use assets
Balance at Beginning of period	(134)	(67)
Additions	(69)	(67)
Disposals	129
Balance at End of period	$ (74)	$ (134)